UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
 (Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2013

Date of reporting period: August 31, 2013

Item 1.  Schedule of Investments

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2013 (Unaudited)

Description	Shares	Market Value

COMMON STOCK — 99.8%
Consumer Discretionary — 17.3%
Abercrombie & Fitch, Cl A	576	$20,339
AutoNation*	309	14,443
AutoZone*	37	15,538
Bed Bath & Beyond*	190	14,011
Best Buy	978	35,208
BorgWarner	152	14,680
Cablevision Systems, Cl A	1,552	27,517
Carnival	385	13,895
CBS, Cl B	261	13,337
Coach	269	14,206
Comcast, Cl A	335	14,100
Darden Restaurants	293	13,539
DIRECTV*	458	26,646
DISH Network, Cl A	331	14,882
Dollar General*	266	14,356
Dollar Tree*	270	14,229
Expedia	302	14,122
Family Dollar Stores	208	14,808
Ford Motor	840	13,600
Fossil Group*	134	15,563
GameStop, Cl A	612	30,728
Gannett	1,124	27,077
Gap	308	12,455
General Motors*	786	26,787
Genuine Parts	174	13,400
Goodyear Tire & Rubber*	1,546	31,105
H&R Block	459	12,811
Harley-Davidson	241	14,455
Harman International Industries	243	15,557
Hasbro	612	27,895
Home Depot	182	13,557
International Game Technology	775	14,640
Interpublic Group of	855	13,441
JC Penney*	882	11,007
Johnson Controls	354	14,348
Kohl's	541	27,759
L Brands	259	14,856
Leggett & Platt	461	13,332
Lowe's	320	14,662
Macy's	596	26,480
Marriott International, Cl A	346	13,837
Mattel	341	13,810
McDonald's	158	14,909
MGM Resorts International*	877	15,514
Mohawk Industries*	122	14,333
Newell Rubbermaid	536	13,561
News*	899	14,114
NIKE, Cl B	223	14,009
Nordstrom	229	12,762
Omnicom Group	226	13,707
O'Reilly Automotive*	126	15,461
PetSmart	395	27,820
PulteGroup	887	13,651

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2013 (Unaudited)

Description	Shares	Market Value

Ralph Lauren, Cl A	84	$13,894
Ross Stores	211	14,192
Scripps Networks Interactive, Cl A	207	15,221
Staples	1,681	23,383
Starwood Hotels & Resorts Worldwide	214	13,683
Target	409	25,894
Time Warner	231	13,982
Time Warner Cable	250	26,838
TJX	275	14,498
Twenty-First Century Fox	487	15,258
VF	73	13,666
Viacom, Cl B	205	16,310
Washington Post, Cl B	54	30,456
Whirlpool	123	15,824
Wyndham Worldwide	232	13,771
Wynn Resorts	107	15,091
Yum! Brands	197	13,794
		1,208,614
Consumer Staples — 7.5%
Altria Group	385	13,044
Archer-Daniels-Midland	797	28,062
Avon Products	627	12,396
Campbell Soup	306	13,213
Clorox	164	13,563
Coca-Cola	356	13,592
Coca-Cola Enterprises	375	14,025
Colgate-Palmolive	239	13,807
ConAgra Foods	382	12,919
Costco Wholesale	127	14,208
CVS Caremark	238	13,816
Dr Pepper Snapple Group	299	13,383
Energizer Holdings	274	27,079
General Mills	278	13,711
Green Mountain Coffee Roasters*	189	16,313
Hormel Foods	333	13,796
JM Smucker	134	14,223
Kimberly-Clark	146	13,648
Kraft Foods Group	253	13,098
Kroger	725	26,535
Lorillard	332	14,043
Mead Johnson Nutrition, Cl A	197	14,781
Molson Coors Brewing, Cl B	280	13,661
Mondelez International, Cl A	450	13,802
PepsiCo	168	13,395
Philip Morris International	156	13,017
Procter & Gamble	176	13,709
Reynolds American	280	13,336
Safeway	1,112	28,801
Sysco	397	12,712
Tyson Foods, Cl A	1,051	30,426
Walgreen	278	13,363
Wal-Mart Stores	181	13,209
		522,686

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2013 (Unaudited)

Description	Shares	Market Value

Energy — 9.3%
Anadarko Petroleum	158	$14,444
Apache	178	15,251
Baker Hughes	304	14,133
Chesapeake Energy	622	16,054
Chevron	228	27,458
ConocoPhillips	448	29,702
CONSOL Energy	462	14,428
Denbury Resources*	1,640	28,356
Devon Energy	527	30,086
Diamond Offshore Drilling	423	27,085
EOG Resources	109	17,119
Exxon Mobil	302	26,322
Halliburton	307	14,736
Helmerich & Payne	231	14,562
Hess	192	14,371
Marathon Oil	395	13,600
Marathon Petroleum	394	28,569
Murphy Oil	421	28,384
Nabors Industries	1,891	29,121
Newfield Exploration*	1,173	27,941
Noble Energy	225	13,822
Occidental Petroleum	325	28,668
Peabody Energy	1,741	29,945
Phillips 66	491	28,036
QEP Resources	477	13,032
Rowan, Cl A*	418	14,806
Schlumberger	167	13,517
Southwestern Energy*	370	14,134
Tesoro	516	23,783
Valero Energy	808	28,708
WPX Energy*	753	14,051
		654,224
Financials — 15.2%
Aflac	474	27,392
Allstate	267	12,795
American Express	191	13,735
American International Group	310	14,402
Ameriprise Financial	161	13,870
Apartment Investment & Management, Cl A‡	461	12,691
Assurant	540	28,642
Bank of America	1,977	27,915
Bank of New York Mellon	454	13,502
BB&T	398	13,516
Berkshire Hathaway, Cl B*	124	13,791
Capital One Financial	415	26,788
CBRE Group, Cl A*	592	12,947
Chubb	164	13,640
Cincinnati Financial	279	12,745
CIT Group*	282	13,499
Citigroup	277	13,388
CME Group, Cl A	196	13,938
Comerica	339	13,845

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2013 (Unaudited)

Description	Shares	Market Value

Discover Financial Services	572	$27,027
E*TRADE Financial*	962	13,506
Fifth Third Bancorp	745	13,626
Franklin Resources	289	13,340
Genworth Financial, Cl A*	1,074	12,673
Goldman Sachs Group	89	13,540
Hartford Financial Services Group	461	13,646
Host Hotels & Resorts‡	795	13,539
Hudson City Bancorp	1,503	13,813
Huntington Bancshares	3,401	28,024
JPMorgan Chase	259	13,087
KeyCorp	1,176	13,724
Legg Mason	832	27,057
Leucadia National	537	13,388
Lincoln National	348	14,630
Loews	614	27,298
M&T Bank	126	14,281
Marsh & McLennan	343	14,142
McGraw Hill Financial	238	13,892
MetLife	595	27,483
Moody's	210	13,348
Morgan Stanley	1,060	27,306
NASDAQ OMX Group	884	26,396
NYSE Euronext	688	28,758
People's United Financial	960	13,651
PNC Financial Services Group	185	13,370
Principal Financial Group	336	13,749
Progressive	554	13,889
Prudential Financial	365	27,331
Regions Financial	2,859	26,875
SLM	1,170	28,068
State Street	209	13,944
SunTrust Banks	828	26,512
Torchmark	203	13,985
Travelers	172	13,743
Unum Group	914	26,990
US Bancorp	374	13,513
Vornado Realty Trust‡	170	13,821
Wells Fargo	663	27,236
Weyerhaeuser‡	508	13,909
Zions Bancorporation	472	13,202
		1,064,353
Health Care — 9.1%
Abbott Laboratories	383	12,765
AbbVie	316	13,465
Aetna	228	14,453
Allergan	158	13,964
AmerisourceBergen, Cl A	483	27,492
Amgen	140	15,251
Baxter International	194	13,495
Becton Dickinson	143	13,925
Boston Scientific*	1,325	14,018
Bristol-Myers Squibb	331	13,799
Cardinal Health	285	14,330

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2013 (Unaudited)

Description	Shares	Market Value

CareFusion*	365	$13,085
Cigna	188	14,794
CR Bard	126	14,474
DaVita HealthCare Partners*	136	14,621
DENTSPLY International	334	14,025
Edwards Lifesciences*	200	14,076
Eli Lilly	273	14,032
Express Scripts Holding*	220	14,054
Hospira*	361	14,090
Humana	160	14,733
Laboratory Corp of America Holdings*	156	14,932
Life Technologies*	192	14,287
McKesson	243	29,503
Medtronic	260	13,455
Merck	291	13,761
Mylan*	423	14,949
Patterson	341	13,599
PerkinElmer	411	14,784
Pfizer	480	13,541
Quest Diagnostics	491	28,783
St. Jude Medical	276	13,913
Stryker	208	13,913
Tenet Healthcare*	323	12,613
Thermo Fisher Scientific	162	14,390
UnitedHealth Group	199	14,276
Varian Medical Systems*	199	14,020
Waters*	140	13,839
WellPoint	338	28,777
Zimmer Holdings	180	14,236
Zoetis, Cl A	477	13,905
		634,417
Industrials — 12.5%
3M	125	14,198
ADT	341	13,582
Boeing	137	14,237
Caterpillar	347	28,641
CH Robinson Worldwide	246	13,990
Cintas	295	14,089
CSX	580	14,274
Cummins	131	16,139
Danaher	216	14,152
Deere	183	15,306
Dover	169	14,373
Dun & Bradstreet	283	28,153
Emerson Electric	225	13,583
Expeditors International of Washington	342	13,871
FedEx	139	14,923
Flowserve	253	14,115
Fluor	228	14,462
General Dynamics	335	27,889
General Electric	582	13,467
Honeywell International	173	13,766

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2013 (Unaudited)

Description	Shares	Market Value

Illinois Tool Works	199	$14,223
Iron Mountain	510	13,158
Jacobs Engineering Group*	248	14,453
JB Hunt Transport Services	192	13,824
Joy Global	290	14,245
L-3 Communications Holdings, Cl 3	310	28,002
Lockheed Martin	120	14,690
Masco	686	12,979
Nielsen Holdings	427	14,731
Norfolk Southern	186	13,422
Northrop Grumman	316	29,157
PACCAR	259	13,885
Pall	207	14,312
Parker Hannifin	140	13,993
Pitney Bowes	1,729	28,217
Quanta Services*	540	14,116
Raytheon	403	30,390
Republic Services, Cl A	839	27,276
Robert Half International	392	13,826
Rockwell Automation	162	15,752
Rockwell Collins	198	14,013
Ryder System	471	26,192
Snap-on	153	14,321
Southwest Airlines	2,077	26,607
Stanley Black & Decker	171	14,580
Textron	510	13,739
Union Pacific	93	14,279
United Parcel Service, Cl B	177	15,148
United Technologies	136	13,614
Waste Management	344	13,912
WW Grainger	58	14,346
Xylem	562	13,926
		876,538
Information Technology — 12.6%
Advanced Micro Devices*	3,757	12,285
Agilent Technologies	320	14,925
Alliance Data Systems*	74	14,482
Apple	32	15,586
Applied Materials	881	13,224
Autodesk*	392	14,406
BMC Software*	624	28,704
Broadcom, Cl A	515	13,009
CA	482	14,099
Cisco Systems	540	12,587
Computer Sciences	604	30,290
Corning	927	13,015
Dell	2,235	30,776
Electronic Arts*	550	14,652
EMC	545	14,050
F5 Networks*	163	13,591
Fidelity National Information Services	333	14,805
First Solar*	592	21,738
Fiserv*	156	15,018

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2013 (Unaudited)

Description	Shares	Market Value

FLIR Systems	447	$13,982
Harris	504	28,541
Hewlett-Packard	1,108	24,753
Intel	1,227	26,970
International Business Machines	74	13,488
Intuit	227	14,421
Jabil Circuit	1,259	28,730
JDS Uniphase*	960	12,317
KLA-Tencor	246	13,567
Linear Technology	346	13,262
LSI	3,661	27,128
Maxim Integrated Products	501	13,950
Micron Technology*	1,139	15,456
Microsoft	450	15,030
Molex	481	13,959
Motorola Solutions	264	14,787
NetApp	339	14,082
NVIDIA	996	14,691
Oracle	429	13,668
SAIC	1,886	28,422
SanDisk	263	14,512
Symantec	589	15,084
Teradata*	244	14,289
Teradyne*	864	13,263
Texas Instruments	364	13,905
Total System Services	525	14,527
VeriSign*	301	14,445
Western Digital	448	27,776
Western Union	1,617	28,346
Xerox	2,978	29,721
Yahoo!*	511	13,858
		882,172
Materials — 7.4%
Air Products & Chemicals	142	14,504
Airgas	141	14,333
Alcoa	3,575	27,528
Allegheny Technologies	1,026	27,404
Avery Dennison	647	27,666
Ball	319	14,170
Bemis	348	13,847
CF Industries Holdings	159	30,264
Cliffs Natural Resources	1,461	30,491
Dow Chemical	409	15,297
Eastman Chemical	180	13,680
EI du Pont de Nemours	255	14,438
Freeport-McMoRan Copper & Gold	508	15,352
International Paper	291	13,738
MeadWestvaco	377	13,515
Monsanto	140	13,705
Mosaic	327	13,619
Newmont Mining	952	30,245
Nucor	308	14,011
Owens-Illinois*	973	27,624
PPG Industries	96	14,996

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2013 (Unaudited)

Description	Shares	Market Value

Praxair	123	$14,440
Sealed Air	1,056	29,990
Sherwin-Williams	82	14,137
Sigma-Aldrich	167	13,772
United States Steel	1,621	29,016
Vulcan Materials	303	14,483
		516,265
Telecommunication Services — 1.6%
AT&T	810	27,402
CenturyLink	401	13,281
Frontier Communications	6,645	28,773
Verizon Communications	284	13,456
Windstream	3,420	27,599
		110,511
Utilities — 7.3%
AES	2,306	29,309
AGL Resources	298	13,097
Ameren	795	26,879
American Electric Power	306	13,097
CenterPoint Energy	563	12,910
CMS Energy	504	13,371
Consolidated Edison	238	13,383
Dominion Resources	241	14,062
DTE Energy	206	13,775
Duke Energy	204	13,382
Edison International	578	26,524
Entergy	195	12,330
Exelon	912	27,807
FirstEnergy	730	27,353
Integrys Energy Group	228	12,750
NextEra Energy	171	13,742
NiSource	461	13,489
Northeast Utilities	322	13,192
NRG Energy	531	13,939
ONEOK	277	14,249
Pepco Holdings	676	12,804
PG&E	622	25,726
Pinnacle West Capital	242	13,133
PPL	436	13,385
Public Service Enterprise Group	419	13,584
SCANA	278	13,377
Sempra Energy	166	14,014
Southern	309	12,861
TECO Energy	1,622	26,812
Wisconsin Energy	314	12,886
Xcel Energy	475	13,262
		510,484
Total Common Stock
(Cost $6,703,546)		6,980,264

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2013 (Unaudited)

Description	Face Amount	Market Value

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.03%, 09/03/13 (Cost $6,648)	$6,648	$6,648

Total Investments - 99.9%
(Cost $6,710,194)†		$6,986,912

Percentages are based on Net Assets of $6,996,385.
*	Non-income producing security.
‡	Real Estate Investment Trust
Cl — Class

†	At August 31, 2013, the tax basis cost of the Fund's investments was $6,710,194, and the unrealized appreciation and depreciation were $455,342 and $(178,624), respectively.

As of August 31, 2013, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1 and Level 2 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.  For the quarter ended August 31, 2013, there were no Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

IDS-QH-001-0200

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President
Date: October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President
Date: October 23, 2013

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer
Date: October 23, 2013